AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 38.1%
Information Technology – 8.7%
Electronic Equipment, Instruments & Components – 0.3%
Arrow Electronics, Inc.(a)	558	$62,658
CDW Corp./DE	3,798	691,312

		753,970

IT Services – 1.7%
Accenture PLC - Class A	156	49,908
EPAM Systems, Inc.(a)	90	51,343
FleetCor Technologies, Inc.(a)	1,603	418,816
Gartner, Inc.(a)	146	44,367
Genpact Ltd.	13,102	622,477
International Business Machines Corp.	137	19,033
PayPal Holdings, Inc.(a)	3,400	884,714
Visa, Inc. - Class A(b)	9,216	2,052,864
Western Union Co. (The) - Class W	1,761	35,607

		4,179,129

Semiconductors & Semiconductor Equipment – 1.5%
Advanced Micro Devices, Inc.(a)	404	41,572
Analog Devices, Inc.	2,122	355,393
Applied Materials, Inc.	583	75,050
ASML Holding NV	133	99,359
Broadcom, Inc.	81	39,279
KLA Corp.	19	6,356
Lam Research Corp.	21	11,952
NVIDIA Corp.	4,888	1,012,598
NXP Semiconductors NV	4,004	784,263
QUALCOMM, Inc.	8,024	1,034,935
STMicroelectronics NV	822	35,890
Teradyne, Inc.	132	14,410

		3,511,057

Software – 3.6%
Adobe, Inc.(a)	1,540	886,609
Autodesk, Inc.(a)	15	4,278
Citrix Systems, Inc.	5,163	554,351
Constellation Software, Inc./Canada	25	40,956
Dropbox, Inc. - Class A(a)	1,257	36,730
Fair Isaac Corp.(a)	45	17,907
Fortinet, Inc.(a)	114	33,293
Intuit, Inc.	69	37,226
Microsoft Corp.	19,340	5,452,332
NortonLifeLock, Inc.	31,444	795,533
Oracle Corp.	9,524	829,826
RingCentral, Inc. - Class A(a)	75	16,313
ServiceNow, Inc.(a)	112	69,694
Trend Micro, Inc./Japan	600	33,413

		8,808,461

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	22,785	3,224,077
NetApp, Inc.	485	43,534

Company	Shares	U.S. $ Value

Western Digital Corp.(a)	10,476	$591,265

		3,858,876

		21,111,493

Consumer Discretionary – 4.4%
Auto Components – 0.4%
Aisin Corp.	1,500	54,355
BorgWarner, Inc.	291	12,574
Goodyear Tire & Rubber Co. (The)(a)	20,204	357,611
Lear Corp.	79	12,362
Magna International, Inc. - Class A (Canada)	316	23,781
Magna International, Inc. - Class A (United States)	5,813	437,370

		898,053

Automobiles – 0.2%
Nissan Motor Co., Ltd.(a)	6,100	30,485
Stellantis NV(b)	24,464	467,262
Tesla, Inc.(a)	56	43,427

		541,174

Diversified Consumer Services – 0.1%
Chegg, Inc.(a)	4,665	317,313

Hotels, Restaurants & Leisure – 0.1%
Chipotle Mexican Grill, Inc. - Class A(a)	27	49,073
Domino’s Pizza Enterprises Ltd.	610	69,771
Domino’s Pizza, Inc.	18	8,585
La Francaise des Jeux SAEM(c)	276	14,191

		141,620

Household Durables – 0.0%
Electrolux AB - Class B(b)	2,371	54,779
Whirlpool Corp.	57	11,620

		66,399

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(a)	891	2,926,971
eBay, Inc.	7,768	541,197
Etsy, Inc.(a) (b)	1,874	389,717
HelloFresh SE(a)	702	64,701

		3,922,586

Multiline Retail – 0.0%
Next PLC	407	44,770
Target Corp.	70	16,014

		60,784

Specialty Retail – 1.3%
AutoZone, Inc.(a)	473	803,149
Best Buy Co., Inc.	169	17,865
Home Depot, Inc. (The)	5,233	1,717,785
Lowe’s Cos., Inc.	15	3,043

Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	7,406	$488,648

		3,030,490

Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.(a)	1,295	466,459
LVMH Moet Hennessy Louis Vuitton SE	32	22,920
NIKE, Inc. - Class B	7,636	1,108,976
Pandora A/S	509	61,793

		1,660,148

		10,638,567

Communication Services – 4.2%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	24,075	1,346,515
Telefonica SA	10,581	49,652
Telenor ASA	1,180	19,862

		1,416,029

Entertainment – 0.5%
Electronic Arts, Inc.	5,287	752,076
Sea Ltd. (ADR)(a)	33	10,518
Take-Two Interactive Software, Inc.(a)	3,116	480,082

		1,242,676

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class A(a)	38	101,594
Alphabet, Inc. - Class C(a)	1,545	4,117,904
Facebook, Inc. - Class A(a)	7,690	2,609,909

		6,829,407

Wireless Telecommunication Services – 0.3%
Softbank Corp.Softbank Corp.	1,300	17,634
T-Mobile US, Inc.(a)	6,434	822,008

		839,642

		10,327,754

Health Care – 4.2%
Biotechnology – 0.5%
AbbVie, Inc.	595	64,183
Amgen, Inc.	68	14,460
Horizon Therapeutics PLC(a)	77	8,435
Moderna, Inc.(a)	9	3,464
Regeneron Pharmaceuticals, Inc.(a)	779	471,435
Vertex Pharmaceuticals, Inc.(a)	3,303	599,131

		1,161,108

Health Care Equipment & Supplies – 1.2%
ABIOMED, Inc.(a)	32	10,417
Align Technology, Inc.(a)	44	29,279
Cooper Cos., Inc. (The)	83	34,305
Edwards Lifesciences Corp.(a)	6,431	728,053
IDEXX Laboratories, Inc.(a)	118	73,384

Company	Shares	U.S. $ Value

Medtronic PLC	10,662	$1,336,482
ResMed, Inc.	73	19,239
Sonova Holding AG	31	11,715
Zimmer Biomet Holdings, Inc.	4,325	633,007

		2,875,881

Health Care Providers & Services – 1.2%
AmerisourceBergen Corp. - Class A	352	42,046
Anthem, Inc.	2,261	842,901
Humana, Inc.	68	26,462
Molina Healthcare, Inc.(a)	274	74,339
UnitedHealth Group, Inc.	5,266	2,057,637
Universal Health Services, Inc. - Class B	36	4,981

		3,048,366

Health Care Technology – 0.0%
Cerner Corp.	689	48,588

Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	93	69,373
Eurofins Scientific SE	22	2,825
Mettler-Toledo International, Inc.(a)	46	63,358
Sartorius Stedim Biotech	84	46,940
Waters Corp.(a)	109	38,946

		221,442

Pharmaceuticals – 1.2%
Eli Lilly & Co.	365	84,333
Johnson & Johnson	3,299	532,788
Novo Nordisk A/S - Class B	911	87,811
Pfizer, Inc.	1,708	73,461
Roche Holding AG (Sponsored ADR)	24,851	1,129,975
Sumitomo Dainippon Pharma Co., Ltd.	200	3,575
Takeda Pharmaceutical Co., Ltd.	1,300	42,878
Zoetis, Inc.	4,607	894,403

		2,849,224

		10,204,609

Real Estate – 3.7%
Diversified Real Estate Activities – 0.2%
Daito Trust Construction Co., Ltd.	300	35,192
Mitsubishi Estate Co., Ltd.	3,200	50,953
Mitsui Fudosan Co., Ltd.	8,500	201,917
New World Development Co., Ltd.	17,000	69,143
Sumitomo Realty & Development Co., Ltd.	1,100	40,206
Sun Hung Kai Properties Ltd.	9,500	118,620
UOL Group Ltd.	7,000	35,200

		551,231

Diversified REITs – 0.2%
Alexander & Baldwin, Inc.	1,930	45,239
Broadstone Net Lease, Inc.	1,230	30,516
Charter Hall Long Wale REIT	9,930	35,098
Cofinimmo SA(a)	240	36,394
Essential Properties Realty Trust, Inc.	2,754	76,892
Fibra Uno Administracion SA de CV	13,590	15,466

Company	Shares	U.S. $ Value

ICADE	450	$35,139
Land Securities Group PLC	5,880	54,804
Merlin Properties Socimi SA	5,910	60,736
Stockland	30,910	98,021

		488,305

Equity Real Estate Investment Trusts (REITs) – 1.1%
American Campus Communities, Inc.	9,386	454,751
American Tower Corp.	1,840	488,355
Iron Mountain, Inc.	915	39,757
Mid-America Apartment Communities, Inc.	3,806	710,771
Orix JREIT, Inc.	17	29,586
Prologis, Inc.	7,387	926,551
VICI Properties, Inc.(b)	1,183	33,609
Weyerhaeuser Co.	1,454	51,719

		2,735,099

Health Care REITs – 0.2%
Medical Properties Trust, Inc.	5,160	103,561
Physicians Realty Trust	4,823	84,981
Welltower, Inc.	2,410	198,584

		387,126

Hotel & Resort REITs – 0.1%
Apple Hospitality REIT, Inc.	5,150	81,010
Park Hotels & Resorts, Inc.(a)	3,760	71,966
RLJ Lodging Trust	5,366	79,739

		232,715

Industrial REITs – 0.3%
Americold Realty Trust(b)	2,847	82,705
Ascendas Real Estate Investment Trust	20,200	44,524
Centuria Industrial REIT	6,490	17,256
Dream Industrial Real Estate Investment Trust	5,205	66,573
GLP J-REIT	28	46,090
Industrial & Infrastructure Fund Investment Corp.	21	38,262
LondonMetric Property PLC	10,920	35,105
Mitsui Fudosan Logistics Park, Inc.	7	37,109
Plymouth Industrial REIT, Inc.	712	16,198
Rexford Industrial Realty, Inc.(b)	1,511	85,749
Segro PLC	7,106	114,150
STAG Industrial, Inc.	2,449	96,123

		679,844

Office REITs – 0.3%
Alexandria Real Estate Equities, Inc.	797	152,283
alstria office REIT-AG	2,740	49,701
City Office REIT, Inc.	4,450	79,477
Cousins Properties, Inc.	2,742	102,249
Daiwa Office Investment Corp.	5	33,743
Japan Prime Realty Investment Corp.	9	32,605
Nippon Building Fund, Inc.	14	90,955
True North Commercial Real Estate Investment Trust	2,430	13,890
Workspace Group PLC	3,040	33,793

		588,696

Company	Shares	U.S. $ Value

Real Estate Development – 0.0%
CIFI Holdings Group Co., Ltd.	30,000	$20,366
Instone Real Estate Group SE(c)	1,525	43,544

		63,910

Real Estate Management & Development – 0.0%
FirstService Corp.	92	16,634
Nomura Real Estate Holdings, Inc.	1,300	33,798

		50,432

Real Estate Operating Companies – 0.2%
Aroundtown SA	9,510	65,514
CA Immobilien Anlagen AG	1,218	51,580
Castellum AB	1,880	45,895
CTP NV(c)	1,873	40,788
Fastighets AB Balder - Class B(a)	1,080	64,904
Hulic Co., Ltd.	3,200	35,637
LEG Immobilien SE	570	80,515
Shurgard Self Storage SA	570	31,263
Swire Properties Ltd.	14,000	35,105
TAG Immobilien AG	1,870	54,676
VGP NV	90	20,704
Vonovia SE	540	32,464

		559,045

Residential REITs – 0.4%
American Homes 4 Rent - Class A(b)	2,533	96,558
Bluerock Residential Growth REIT, Inc.	1,800	22,932
Comforia Residential REIT, Inc.	11	33,950
Daiwa Securities Living Investments Corp.	37	37,048
Equity Residential	230	18,612
Essex Property Trust, Inc.	472	150,917
Independence Realty Trust, Inc.(b)	4,557	92,735
Invitation Homes, Inc.	2,800	107,324
Killam Apartment Real Estate Investment Trust	4,871	81,722
Minto Apartment Real Estate Investment Trust(c)	1,890	33,365
Sun Communities, Inc.	848	156,965
UDR, Inc.	2,200	116,556
UNITE Group PLC (The)	2,710	39,728

		988,412

Retail REITs – 0.4%
AEON REIT Investment Corp.	39	52,397
Brixmor Property Group, Inc.	4,804	106,216
CapitaLand Integrated Commercial Trust	42,680	63,553
Eurocommercial Properties NV	2,028	43,327
Federal Realty Investment Trust	710	83,773
Link REIT	11,268	96,492
Mercialys SA	2,379	25,273
NETSTREIT Corp.	3,024	71,518
Simon Property Group, Inc.	1,669	216,920
SITE Centers Corp.	6,285	97,040

		856,509

Specialized REITs – 0.3%
CubeSmart	1,986	96,222
Digital Realty Trust, Inc.	1,360	196,452

Company	Shares	U.S. $ Value

EPR Properties	1,400	$69,132
Equinix, Inc.	90	71,112
National Storage Affiliates Trust	1,802	95,127
Public Storage	360	106,956
Safestore Holdings PLC	4,100	57,950

		692,951

		8,874,275

Financials – 3.4%
Banks – 1.9%
Banco Bilbao Vizcaya Argentaria SA(b)	2,769	18,277
Bank of America Corp.	35,813	1,520,262
BNP Paribas SA	289	18,490
Citigroup, Inc.	11,483	805,877
Commonwealth Bank of Australia	517	38,367
Danske Bank A/S	427	7,193
Fifth Third Bancorp	460	19,522
ING Groep NV	1,273	18,508
JPMorgan Chase & Co.	565	92,485
Mebuki Financial Group, Inc.	14,300	31,330
National Bank of Canada(b)	943	72,426
PNC Financial Services Group, Inc. (The)	3,114	609,223
Societe Generale SA	2,179	68,235
SVB Financial Group(a)	56	36,225
Wells Fargo & Co.	27,589	1,280,406

		4,636,826

Capital Markets – 1.1%
Apollo Global Management, Inc.(b)	942	58,018
Carlyle Group, Inc. (The)	155	7,328
CME Group, Inc. - Class A	2,615	505,689
EQT AB	276	11,461
Goldman Sachs Group, Inc. (The)	3,959	1,496,620
LPL Financial Holdings, Inc.	3,826	599,764
Moody’s Corp.	103	36,576
Raymond James Financial, Inc.	422	38,896

		2,754,352

Consumer Finance – 0.0%
Ally Financial, Inc.	1,191	60,801
Capital One Financial Corp.	230	37,253

		98,054

Diversified Financial Services – 0.1%
Industrivarden AB	408	13,034
Investor AB	1,294	27,827
Kinnevik AB(a)	1,117	39,267
M&G PLC	9,349	25,544
Voya Financial, Inc.(b)	95	5,832

		111,504

Insurance – 0.3%
Aviva PLC	1,471	7,796
CNP Assurances	1,982	31,282
iA Financial Corp., Inc.	525	29,786
Japan Post Insurance Co., Ltd.	1,800	32,649

Company	Shares	U.S. $ Value

Manulife Financial Corp.	697	$13,416
MetLife, Inc.	986	60,866
Progressive Corp. (The)	5,445	492,173
Prudential Financial, Inc.	668	70,273

		738,241

		8,338,977

Industrials – 2.9%
Aerospace & Defense – 0.3%
L3Harris Technologies, Inc.	3,180	700,363

Air Freight & Logistics – 0.0%
Kuehne & Nagel International AG	184	62,818

Airlines – 0.2%
Southwest Airlines Co.(a)	8,318	427,795

Building Products – 0.1%
Carrier Global Corp.	700	36,232
Cie de Saint-Gobain	483	32,504
Owens Corning	597	51,044
Xinyi Glass Holdings Ltd.	5,000	14,915

		134,695

Construction & Engineering – 0.3%
AECOM(a)	10,594	669,011
Shimizu Corp.	900	6,737

		675,748

Electrical Equipment – 0.7%
Acuity Brands, Inc.	409	70,908
Eaton Corp. PLC	5,939	886,752
Prysmian SpA	949	33,147
Regal Beloit Corp.	4,309	647,815
Rockwell Automation, Inc.	234	68,806

		1,707,428

Machinery – 0.1%
CNH Industrial NV	1,345	22,608
Deere & Co.	86	28,816
Mitsubishi Heavy Industries Ltd.	2,600	69,665
Snap-on, Inc.	276	57,670
Techtronic Industries Co., Ltd.	3,500	69,165
Volvo AB - Class B	654	14,602

		262,526

Marine – 0.0%
AP Moller - Maersk A/S - Class B	1	2,707

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	5,312	421,507
Robert Half International, Inc.	7,929	795,517

		1,217,024

Road & Rail – 0.6%
CSX Corp.	31,461	935,650

Company	Shares	U.S. $ Value

Knight-Swift Transportation Holdings, Inc.	13,030	$666,485

		1,602,135

Trading Companies & Distributors – 0.1%
United Rentals, Inc.(a)	449	157,567
WW Grainger, Inc.	151	59,352

		216,919

Transportation Infrastructure – 0.0%
Transurban Group	689	7,053

		7,017,211

Energy – 2.4%
Energy Equipment & Services – 0.1%
Subsea 7 SA	14,710	127,464

Oil, Gas & Consumable Fuels – 2.3%
Aker BP ASA	5,515	178,759
BP PLC	86,066	392,018
Canadian Natural Resources Ltd.	458	16,746
Cheniere Energy, Inc.(a)	205	20,022
Chevron Corp.	11,194	1,135,631
Enbridge, Inc.	193	7,689
ENEOS Holdings, Inc.	33,900	137,714
EOG Resources, Inc.	11,448	918,931
Exxon Mobil Corp.	3,922	230,692
Gazprom PJSC (Sponsored ADR)	15,730	156,356
Idemitsu Kosan Co., Ltd.	600	15,784
LUKOIL PJSC (Sponsored ADR)	790	74,781
OMV AG	1,207	72,680
Parkland Corp./Canada	695	19,529
PetroChina Co., Ltd. - Class H	548,000	256,664
Petroleo Brasileiro SA (Preference Shares)	34,800	174,008
Pioneer Natural Resources Co.	139	23,145
Repsol SA	19,669	256,750
Royal Dutch Shell PLC - Class A	1,108	24,641
Royal Dutch Shell PLC - Class B	53,060	1,175,630
TotalEnergies SE	9,489	453,555

		5,741,725

		5,869,189

Consumer Staples – 1.7%
Beverages – 0.5%
Coca-Cola Co. (The)	16,595	870,740
Constellation Brands, Inc. - Class A	1,719	362,176
Kirin Holdings Co., Ltd.	1,400	25,984

		1,258,900

Food & Staples Retailing – 0.7%
Costco Wholesale Corp.	1,224	550,005
George Weston Ltd.	43	4,638
J Sainsbury PLC	2,686	10,295
Kroger Co. (The)	1,338	54,095
Walmart, Inc.	7,258	1,011,620

		1,630,653

Company	Shares	U.S. $ Value

Food Products – 0.1%
Bunge Ltd.	758	$61,641
Hershey Co. (The)	404	68,377
Kellogg Co.	245	15,660
Maple Leaf Foods, Inc.	2,610	53,041
Mowi ASA	5,160	131,099
Nestle SA	119	14,338

		344,156

Household Products – 0.4%
Procter & Gamble Co. (The)	6,418	897,236

Personal Products – 0.0%
Estee Lauder Cos., Inc. (The) - Class A	66	19,795

Tobacco – 0.0%
Altria Group, Inc.	280	12,746
Philip Morris International, Inc.	713	67,585

		80,331

		4,231,071

Materials – 1.7%
Chemicals – 0.5%
CF Industries Holdings, Inc.	1,585	88,475
Corteva, Inc.	3,020	127,082
Daicel Corp.	1,700	13,236
Kuraray Co., Ltd.	1,200	11,531
LANXESS AG	137	9,259
Linde PLC	2,827	829,385
Mitsubishi Chemical Holdings Corp.	2,400	21,849
Sika AG	45	14,228
Sumitomo Chemical Co., Ltd.	12,900	66,954
Umicore SA	509	30,112

		1,212,111

Construction Materials – 0.0%
CSR Ltd.	6,270	24,924
Grupo Cementos de Chihuahua SAB de CV	2,380	17,789

		42,713

Containers & Packaging – 0.0%
Sealed Air Corp.	458	25,094
Smurfit Kappa Group PLC	311	16,374

		41,468

Metals & Mining – 1.1%
Agnico Eagle Mines Ltd.	4,549	235,998
Alcoa Corp.(a)	3,220	157,587
Anglo American PLC	8,055	282,317
AngloGold Ashanti Ltd.	7,765	124,402
APERAM SA	3,185	176,570
ArcelorMittal SA	10,208	312,493
Barrick Gold Corp.(b)	5,550	100,177
Evraz PLC	7,044	55,887
First Quantum Minerals Ltd.	4,266	78,981
Fortescue Metals Group Ltd.	2,146	22,859
Glencore PLC(a)	71,104	334,481

Company	Shares	U.S. $ Value

Industrias Penoles SAB de CV(a)	1,909	$22,545
Lundin Mining Corp.	6,005	43,191
MMC Norilsk Nickel PJSC (ADR)	2,130	63,730
Norsk Hydro ASA	3,212	23,974
Northern Star Resources Ltd.	4,630	28,357
Orocobre Ltd.(a)	5,420	33,312
OZ Minerals Ltd.	2,685	43,109
Regis Resources Ltd.	19,455	28,209
Rio Tinto Ltd.	410	29,188
Rio Tinto PLC	3,936	258,013
St. Barbara Ltd.	23,750	22,889
Steel Dynamics, Inc.	383	22,398
Vale SA (Sponsored ADR) - Class B	12,186	169,995

		2,670,662

Paper & Forest Products – 0.1%
Suzano SA(a)	9,200	92,106

Paper Products – 0.0%
Stora Enso Oyj - Class R	3,070	51,135

		4,110,195

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	8,810	715,196
Enel SpA	22,240	170,697
NextEra Energy, Inc.	11,912	935,330
NRG Energy, Inc.	1,096	44,749

		1,865,972

Gas Utilities – 0.0%
UGI Corp.	1,419	60,478

Independent Power and Renewable Electricity Producers – 0.0%
EDP Renovaveis SA	3,880	96,270

		2,022,720

Consumer Services – 0.0%
Hotels, Resorts & Cruise Lines – 0.0%
Hilton Grand Vacations, Inc.(a)	930	44,240

Leisure Facilities – 0.0%
Planet Fitness, Inc.(a)	285	22,387

Restaurants – 0.0%
Dine Brands Global, Inc.(a)	250	20,302

		86,929

Transportation – 0.0%
Highways & Railtracks – 0.0%
Transurban Group(b)	6,198	62,466

Capital Goods – 0.0%
Building Products – 0.0%
Fletcher Building Ltd.	5,740	28,436

Electrical Components & Equipment – 0.0%
Vertiv Holdings Co.	830	19,995

		48,431

Company	Shares		U.S. $ Value

Consumer Durables & Apparel – 0.0%
Homebuilding – 0.0%
PulteGroup, Inc.		1,000	$45,920

Telecommunication Services – 0.0%
Integrated Telecommunication Services – 0.0%
Infrastrutture Wireless Italiane SpA(c)		3,280	36,533

Software & Services – 0.0%
Internet Services & Infrastructure – 0.0%
21Vianet Group, Inc. (ADR)(a) (b)		800	13,848
GDS Holdings Ltd. (ADR)(a)		240	13,587

			27,435

Total Common Stocks (cost $59,623,697)			93,053,775

INVESTMENT COMPANIES – 26.0%
Funds and Investment Trusts – 26.0%(d) (e)
AB Discovery Growth Fund, Inc. - Class Z		186,549	3,083,662
AB Trust - AB Discovery Value Fund - Class Z		126,757	3,229,777
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		604,032	8,100,069
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		3,043,443	41,938,647
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		208,112	3,186,189
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		116,271	3,896,243

Total Investment Companies (cost $56,560,027)			63,434,587

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 17.2%
Australia – 0.9%
Australia Government Bond Series 145 2.75%, 06/21/2035(c)	AUD	802	648,107
Series 150 3.00%, 03/21/2047(c)		1,025	831,932
Series 161 0.25%, 11/21/2025(c)		350	249,578
Series 164 0.50%, 09/21/2026(c)		475	338,635

			2,068,252

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 02/20/2029(c)	EUR	449	545,995

	Principal Amount (000)		U.S. $ Value

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)	EUR	180	$255,178

Canada – 0.8%
Canadian Government Bond 0.25%, 03/01/2026	CAD	1,115	850,229
1.00%, 09/01/2026		1,360	1,067,889

			1,918,118

China – 1.3%
China Government Bond Series 1827 3.25%, 11/22/2028	CNY	1,710	270,585
Series INBK 2.68%, 05/21/2030		3,670	554,129
3.01%, 05/13/2028		2,220	346,824
3.27%, 11/19/2030		4,190	666,720
3.39%, 03/16/2050		9,160	1,386,291

			3,224,549

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	1,050,100	259,122

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2028(c)	EUR	115	140,300

Germany – 0.9%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2030(c)		960	1,140,384
Series 2007 4.25%, 07/04/2039(c)		100	202,851
Series 3 4.75%, 07/04/2034(c)		250	472,876
Series G 0.00%, 08/15/2050(c)		420	455,030

			2,271,141

Ireland – 0.1%
Ireland Government Bond 1.35%, 03/18/2031(c)		162	210,235

Italy – 2.2%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(c)		1,310	1,502,325
0.50%, 07/15/2028(c)		1,400	1,625,841
0.95%, 09/15/2027(c)		1,715	2,061,345
1.50%, 04/30/2045(c)		172	194,078

			5,383,589

	Principal Amount (000)		U.S. $ Value

Japan – 3.6%
Japan Government Two Year Bond Series 424 0.005%, 05/01/2023	JPY	96,100	$865,258
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030		205,850	1,865,773
Series 359 0.10%, 06/20/2030		277,550	2,513,474
Series 360 0.10%, 09/20/2030		87,450	791,093
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		31,650	280,634
Series 171 0.30%, 12/20/2039		44,850	396,221
Series 177 0.40%, 06/20/2041		79,400	707,598
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		74,200	625,455
Series 68 0.60%, 09/20/2050		69,900	618,897

			8,664,403

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	1,088	279,935

Mexico – 0.3%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	16,153	803,096

Peru – 0.0%
Peru Government Bond 6.15%, 08/12/2032	PEN	62	14,493

South Korea – 1.2%
Korea Treasury Bond Series 2603 1.25%, 03/10/2026	KRW	2,435,630	1,995,715
Series 3012 1.50%, 12/10/2030		1,236,490	978,862

			2,974,577

Spain – 0.4%
Spain Government Bond 1.00%, 07/30/2042(c)	EUR	625	714,694
1.20%, 10/31/2040(c)		290	345,371

			1,060,065

Thailand – 0.1%
Thailand Government Bond 2.00%, 12/17/2031	THB	7,680	228,253

	Principal Amount (000)		U.S. $ Value

United Kingdom – 0.6%
United Kingdom Gilt 1.25%, 07/31/2051(c)	GBP	230	$298,349
1.75%, 09/07/2037(c)		856	1,227,871

			1,526,220

United States – 4.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	2,560	2,198,000
1.875%, 02/15/2051		1,436	1,365,771
4.50%, 08/15/2039		200	280,156
U.S. Treasury Notes 0.25%, 05/31/2025		550	540,633
0.50%, 02/28/2026		255	250,617
1.625%, 10/31/2026		3,575	3,683,926
2.125%, 05/31/2026		1,840	1,940,050

			10,259,153

Total Governments - Treasuries (cost $43,443,906)			42,086,674

CORPORATES - INVESTMENT GRADE – 7.3%
Financial Institutions – 3.6%
Banking – 2.8%
ABN AMRO Bank NV 1.542%, 06/16/2027(c)		200	198,576
American Express Co. Series B 3.553% (LIBOR 3 Month + 3.43%), 11/15/2021(f) (g)		8	8,012
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		215	240,546
Banco Santander SA 1.125%, 06/23/2027(c)	EUR	100	120,595
Bank of America Corp. 1.776%, 05/04/2027(c)		248	307,710
2.299%, 07/21/2032	U.S.$	121	119,284
Bankinter SA 1.25%, 12/23/2032(c)	EUR	100	115,962
BNP Paribas SA 2.219%, 06/09/2026(c)	U.S.$	200	205,286
CaixaBank SA 0.375%, 11/18/2026(c)	EUR	200	232,444
Citigroup, Inc. 1.50%, 07/24/2026(c)		155	188,719
2.561%, 05/01/2032	U.S.$	144	145,650
5.95%, 01/30/2023(g)		90	93,901
Credit Suisse Group AG 4.194%, 04/01/2031(c)		250	279,633
Danske Bank A/S 0.75%, 06/09/2029(c)	EUR	185	214,241
3.244%, 12/20/2025(c)	U.S.$	350	371,707

	Principal Amount (000)		U.S. $ Value

DNB Bank ASA 6.50%, 03/26/2022(c) (g)	U.S.$	210	$214,721
Fifth Third Bancorp Series L 4.50%, 09/30/2025(g)		41	44,616
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	190	227,164
2.383%, 07/21/2032	U.S.$	118	116,890
HSBC Holdings PLC 6.375%, 03/30/2025(g)		200	218,440
ING Groep NV 6.50%, 04/16/2025(g)		232	255,506
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	170	204,637
Series I 3.599% (LIBOR 3 Month + 3.47%), 01/30/2022(f) (g)	U.S.$	34	34,108
Series V 3.464% (LIBOR 3 Month + 3.32%), 01/01/2022(f) (g)		17	17,043
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(f) (g)		31	31,071
Lloyds Banking Group PLC 7.50%, 06/27/2024(g)		200	224,290
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(c)	EUR	215	256,686
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	U.S.$	245	244,375
Morgan Stanley 0.406%, 10/29/2027	EUR	160	186,376
2.239%, 07/21/2032	U.S.$	119	116,976
Series H 3.736% (LIBOR 3 Month + 3.61%), 01/15/2022(f) (g)		9	9,063
Natwest Group PLC 0.78%, 02/26/2030(c)	EUR	200	231,471
Series U 2.452% (LIBOR 3 Month + 2.32%), 09/30/2027(f) (g)	U.S.$	200	198,954
Nordea Bank Abp 6.125%, 09/23/2024(c) (g)		200	218,832
PNC Financial Services Group, Inc. (The) Series O 3.804% (LIBOR 3 Month + 3.68%), 11/01/2021(f) (g)		17	17,013
Raiffeisen Bank International AG 1.375%, 06/17/2033(c)	EUR	200	232,108
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (f) (g)	U.S.$	200	194,074
UniCredit SpA 3.127%, 06/03/2032(c)		245	247,509

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 4.15%, 01/24/2029	U.S.$	150	$170,286

			6,754,475

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(g)		201	209,542

Finance – 0.3%
Air Lease Corp. 2.10%, 09/01/2028		26	25,271
2.875%, 01/15/2026		23	23,996
3.25%, 03/01/2025		5	5,277
3.625%, 04/01/2027		14	15,050
4.625%, 10/01/2028		20	22,500
Aircastle Ltd. 2.85%, 01/26/2028(c)		109	110,490
4.25%, 06/15/2026		49	53,533
5.25%, 08/11/2025(c)		72	80,338
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		13	12,959
3.50%, 11/01/2027(c)		18	18,969
4.125%, 08/01/2025(c)		2	2,154
4.375%, 01/30/2024(c)		13	13,880
4.875%, 10/01/2025(c)		23	25,374
5.50%, 12/15/2024(c)		47	52,674
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	100	142,067
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	200	232,338
Synchrony Financial 3.95%, 12/01/2027		25	27,579

			864,449

Insurance – 0.2%
Alleghany Corp. 3.625%, 05/15/2030		41	44,992
Centene Corp. 2.45%, 07/15/2028		62	62,300
4.625%, 12/15/2029		37	40,301
CNP Assurances 2.50%, 06/30/2051(c)	EUR	100	124,389
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	153	161,279

			433,261

REITs – 0.2%
Digital Euro Finco LLC 2.50%, 01/16/2026(c)	EUR	220	278,259
Essential Properties LP 2.95%, 07/15/2031	U.S.$	152	152,783

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	160	$165,608

			596,650

			8,858,377

Industrial – 3.2%
Basic – 0.2%
Alpek SAB de CV 3.25%, 02/25/2031(c)		200	201,850
Suzano Austria GmbH 3.75%, 01/15/2031		212	217,247
Yamana Gold, Inc. 2.63%, 08/15/2031(c)		132	128,643

			547,740

Capital Goods – 0.1%
Flowserve Corp. 2.80%, 01/15/2032		134	132,673

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		17	19,149
5.125%, 07/01/2049		28	32,872
5.375%, 05/01/2047		35	41,924
Discovery Communications LLC 4.65%, 05/15/2050		33	38,309
5.20%, 09/20/2047		100	123,321
5.30%, 05/15/2049		46	57,398
Fox Corp. 4.709%, 01/25/2029		170	198,101
Prosus NV 3.68%, 01/21/2030(c)		215	222,162
Weibo Corp. 3.375%, 07/08/2030		200	199,413

			932,649

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.50%, 09/15/2053		165	163,376
Series B 2.875%, 03/02/2025(g)	EUR	100	117,283
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	77	117,852
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		175	186,942
T-Mobile USA, Inc. 2.625%, 04/15/2026		73	74,594
2.875%, 02/15/2031		48	48,430
3.375%, 04/15/2029		78	81,438

			789,915

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)	U.S.$	92	$97,562
Volkswagen International Finance NV 0.875%, 09/22/2028(c)	EUR	200	238,676

			336,238

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	89	91,109
3.90%, 08/08/2029		100	101,956
MDC Holdings, Inc. 6.00%, 01/15/2043		133	166,732

			359,797

Consumer Cyclical - Retailers – 0.0%
Ross Stores, Inc. 4.70%, 04/15/2027		24	27,573

Consumer Non-Cyclical – 0.5%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	270	358,239
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	U.S.$	110	148,928
BAT Capital Corp. 4.906%, 04/02/2030		230	263,651
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(c)	EUR	169	195,129
Mondelez International Holdings Netherlands BV 0.25%, 09/09/2029(c)		112	127,266

			1,093,213

Energy – 0.9%
BP Capital Markets PLC 3.625%, 03/22/2029(c) (g)		155	194,473
Cenovus Energy, Inc./CA 4.40%, 04/15/2029	U.S.$	157	175,911
Devon Energy Corp. 5.60%, 07/15/2041		171	214,405
Enbridge Energy Partners LP 7.375%, 10/15/2045		130	206,509
Energy Transfer LP 6.25%, 04/15/2049		225	296,113
Eni SpA Series NC9 3.375%, 07/13/2029(c) (g)	EUR	155	191,385
ONEOK Partners LP 6.125%, 02/01/2041	U.S.$	3	3,855
ONEOK, Inc. 5.20%, 07/15/2048		4	4,874
6.35%, 01/15/2031		116	148,663
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		16	16,828
3.80%, 09/15/2030		42	44,773

	Principal Amount (000)		U.S. $ Value

Suncor Energy, Inc. 6.50%, 06/15/2038	U.S.$	44	$61,408
6.85%, 06/01/2039		94	136,670
TotalEnergies SE 1.625%, 10/25/2027(c) (g)	EUR	110	127,729
TransCanada PipeLines Ltd. 7.625%, 01/15/2039	U.S.$	134	207,537
Valero Energy Corp. 6.625%, 06/15/2037		32	43,043

			2,074,176

Services – 0.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		204	195,946

Technology – 0.4%
Baidu, Inc. 1.625%, 02/23/2027		222	219,081
Broadcom, Inc. 3.137%, 11/15/2035		33	32,737
3.187%, 11/15/2036		35	34,705
4.11%, 09/15/2028		149	165,965
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(c)		14	14,313
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	165	196,827
Oracle Corp. 3.95%, 03/25/2051	U.S.$	140	148,316
VeriSign, Inc. 2.70%, 06/15/2031		68	69,159

			881,103

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		99	115,634

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(c)		200	203,662
FedEx Corp. 0.45%, 05/04/2029	EUR	120	138,090

			341,752

			7,828,409

Utility – 0.5%
Electric – 0.5%
E.ON International Finance BV 1.25%, 10/19/2027(c)		109	133,920
EDP Finance BV 0.375%, 09/16/2026(c)		170	199,131
Enel Finance International NV 0.50%, 06/17/2030(c)		225	259,357
Iberdrola International BV Series NC6 1.45%, 11/09/2026(c) (g)		100	116,912

	Principal Amount (000)		U.S. $ Value

NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	48	$48,135
Orsted AS 1.75%, 12/09/3019(c) (g)	EUR	180	214,837
SSE PLC 1.375%, 09/04/2027(c)		160	195,995

			1,168,287

Total Corporates - Investment Grade (cost $17,621,521)			17,855,073

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 1.7%
Basic – 0.3%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)	U.S.$	150	145,884
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	100	116,877
Ingevity Corp. 3.875%, 11/01/2028(c)	U.S.$	88	87,762
Olympus Water US Holding Corp. 3.875%, 10/01/2028(c)	EUR	150	174,018
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)		120	135,762

			660,303

Capital Goods – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(c)		135	157,622
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)		140	169,335
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	110	115,031

			441,988

Communications - Media – 0.2%
Cable One, Inc. 4.00%, 11/15/2030(c)		53	52,777
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)		112	114,403
CSC Holdings LLC 6.75%, 11/15/2021		45	45,161
Netflix, Inc. 3.625%, 05/15/2027	EUR	147	196,793

			409,134

Communications - Telecommunications – 0.1%
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)	U.S.$	103	99,844

	Principal Amount (000)		U.S. $ Value

Telecom Italia SpA/Milano 1.625%, 01/18/2029(c)	EUR	140	$158,843

			258,687

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)		120	143,832
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	108	118,715
ZF Finance GmbH 2.00%, 05/06/2027(c)	EUR	100	116,569

			379,116

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		200	180,151

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)	U.S.$	116	114,869

Consumer Cyclical - Retailers – 0.0%
Levi Strauss & Co. 3.50%, 03/01/2031(c)		55	55,560

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)		61	62,402
Avantor Funding, Inc. 2.625%, 11/01/2025(c)	EUR	102	120,841
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		120	140,713
Grifols SA 1.625%, 02/15/2025(c)		100	116,093
IQVIA, Inc. 1.75%, 03/15/2026(c)		170	199,645
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(c)	U.S.$	131	130,948
Newell Brands, Inc. 4.70%, 04/01/2026		81	89,275
4.875%, 06/01/2025		20	22,078
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029(c)	EUR	135	150,975
Tenet Healthcare Corp. 4.625%, 07/15/2024	U.S.$	42	42,687

			1,075,657

Energy – 0.0%
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(c)		98	100,992

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Square, Inc. 2.75%, 06/01/2026(c)	U.S.$	155	$157,308

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(h)		200	219,156

			4,052,921

Financial Institutions – 0.5%
Banking – 0.5%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(g)		200	218,020
Banco Santander SA 6.75%, 04/25/2022(c) (g)	EUR	200	238,127
Credit Suisse Group AG 7.50%, 12/11/2023(c) (g)	U.S.$	200	218,790
Discover Financial Services Series D 6.125%, 06/23/2025(g)		117	131,627
Intesa Sanpaolo SpA Series E 3.928%, 09/15/2026(c)	EUR	125	163,783
Societe Generale SA 7.875%, 12/18/2023(c) (g)	U.S.$	200	220,998

			1,191,345

Finance – 0.0%
SLM Corp. 4.20%, 10/29/2025		96	102,888

			1,294,233

Total Corporates - Non-Investment Grade (cost $5,321,263)			5,347,154

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Risk Share Floating Rate – 1.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.836% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (f)		220	220,000
Series 2019-2A, Class M2 3.186% (LIBOR 1 Month + 3.10%), 04/25/2029(c) (f)		150	151,695
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.386% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (f)		24	23,789
Series 2019-R03, Class 1M2 2.236% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (f)		17	16,716

	Principal Amount (000)		U.S. $ Value

Series 2019-R04, Class 2M2 2.186% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (f)	U.S.$	20	$20,075
Series 2019-R05, Class 1M2 2.086% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (f)		12	11,793
Series 2019-R06, Class 2M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (f)		31	31,010
Series 2019-R07, Class 1M2 2.186% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (f)		23	22,648
Eagle RE Ltd. Series 2018-1, Class M1 1.786% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (f)		56	55,834
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.086% (LIBOR 1 Month + 4.00%), 08/25/2024(f)		77	78,860
Series 2014-HQ3, Class M3 4.836% (LIBOR 1 Month + 4.75%), 10/25/2024(f)		15	15,212
Series 2019-DNA3, Class M2 2.136% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (f)		20	20,680
Series 2019-HQA1, Class M2 2.436% (LIBOR 1 Month + 2.35%), 02/25/2049(c) (f)		46	46,108
Series 2021-DNA5, Class M2 1.70% (SOFR 30 + 1.65%), 01/25/2034(c) (f)		56	56,000
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.386% (LIBOR 1 Month + 4.30%), 02/25/2025(f)		31	31,132
Series 2015-C02, Class 1M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		45	45,831
Series 2015-C02, Class 2M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		10	10,260
Series 2015-C03, Class 1M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		21	21,790
Series 2015-C03, Class 2M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		17	16,803
Series 2015-C04, Class 1M2 5.786% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		33	35,135

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 2M2 5.636% (LIBOR 1 Month + 5.55%), 04/25/2028(f)	U.S.$	117	$122,333
Series 2016-C01, Class 1M2 6.836% (LIBOR 1 Month + 6.75%), 08/25/2028(f)		39	40,950
Series 2016-C02, Class 1M2 6.086% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		72	75,054
Series 2016-C05, Class 2M2 4.536% (LIBOR 1 Month + 4.45%), 01/25/2029(f)		135	140,376
Series 2016-C06, Class 1M2 4.336% (LIBOR 1 Month + 4.25%), 04/25/2029(f)		86	88,682
Series 2017-C01, Class 1M2 3.636% (LIBOR 1 Month + 3.55%), 07/25/2029(f)		57	58,366
Series 2017-C02, Class 2M2 3.736% (LIBOR 1 Month + 3.65%), 09/25/2029(f)		121	125,247
Series 2017-C05, Class 1M2 2.286% (LIBOR 1 Month + 2.20%), 01/25/2030(f)		106	108,447
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.336% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (i)		10	9,611
Mortgage Insurance-Linked Notes Series 2021-3, Class M1A 1.95% (SOFR 30 + 1.90%), 02/25/2034(c) (f)		178	178,591
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (f)		53	53,178
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (f)		89	88,280
Radnor Re Ltd. Series 2019-1, Class M1B 2.036% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (f)		140	141,025
STACR Trust Series 2018-DNA3, Class M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (f)		174	176,612
Traingle Re Ltd. Series 2021-1, Class M1B 3.086% (LIBOR 1 Month + 3.00%), 08/25/2033(c) (f)		149	149,824
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.336% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (i)		50	48,245
Series 2015-WF1, Class 2M2 5.586% (LIBOR 1 Month + 5.50%), 11/25/2025(f) (i)		13	12,745

			2,548,937

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 6.016% (6.10% - LIBOR 1 Month), 12/15/2044(f) (j)	U.S.$	324	$68,641
Series 4693, Class SL 6.066% (6.15% - LIBOR 1 Month), 06/15/2047(f) (j)		337	78,445
Series 4719, Class JS 6.066% (6.15% - LIBOR 1 Month), 09/15/2047(f) (j)		216	41,324
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.454% (6.54% - LIBOR 1 Month), 12/25/2041(f) (j)		171	35,892
Series 2016-106, Class ES 5.914% (6.00% - LIBOR 1 Month), 01/25/2047(f) (j)		315	62,599
Series 2017-81, Class SA 6.114% (6.20% - LIBOR 1 Month), 10/25/2047(f) (j)		347	81,657
Series 2017-97, Class LS 6.114% (6.20% - LIBOR 1 Month), 12/25/2047(f) (j)		296	73,822
Government National Mortgage Association Series 2017-134, Class SE 6.113% (6.20% - LIBOR 1 Month), 09/20/2047(f) (j)		186	30,787
Series 2017-65, Class ST 6.063% (6.15% - LIBOR 1 Month), 04/20/2047(f) (j)		315	68,230

			541,397

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		15	13,471
Series 2006-24CB, Class A16 5.75%, 08/25/2036		81	61,811
Series 2006-28CB, Class A14 6.25%, 10/25/2036		60	43,711
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		36	32,667
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		27	17,863
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		35	23,935
Series 2006-13, Class 1A19 6.25%, 09/25/2036		19	12,177

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036	U.S.$	72	$47,379

			253,014

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.466% (LIBOR 1 Month + 0.38%), 12/25/2036(f)		195	90,810
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.586% (LIBOR 1 Month + 0.50%), 03/25/2035(f)		44	40,686

			131,496

Total Collateralized Mortgage Obligations (cost $3,506,280)			3,474,844

MORTGAGE PASS-THROUGHS – 1.4%
Agency Fixed Rate 30-Year – 1.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		227	245,428
Series 2020 2.50%, 07/01/2050		130	135,356
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		121	133,159
Federal National Mortgage Association Series 2012 3.50%, 11/01/2042		240	261,752
Series 2013 3.50%, 04/01/2043		154	168,491
Series 2018 3.50%, 02/01/2048		101	107,646
4.50%, 09/01/2048		235	258,171
Series 2020 2.50%, 07/01/2050		717	749,027
Uniform Mortgage-Backed Security Series 2021 2.50%, 10/01/2051, TBA		1,341	1,381,892

Total Mortgage Pass-Throughs (cost $3,421,777)			3,440,922

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
China – 1.2%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	12,590	2,128,999

	Principal Amount (000)		U.S. $ Value

Series 1910 3.65%, 05/21/2029	CNY	2,040	$323,132
Series 2004 3.43%, 01/14/2027		1,780	279,328
Series 2009 3.39%, 07/10/2027		1,140	178,593

			2,910,052

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)	U.S.$	200	196,225
Petroleos Mexicanos 7.69%, 01/23/2050		69	64,991

			261,216

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029(c)		200	215,350

Total Quasi-Sovereigns (cost $3,122,980)			3,386,618

COLLATERALIZED LOAN OBLIGATIONS – 0.9%
CLO - Floating Rate – 0.9%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 1.29% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (f)		250	250,172
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 1.265% (LIBOR 3 Month + 1.13%), 07/20/2034(c) (f)		250	250,177
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.274% (LIBOR 3 Month + 1.14%), 10/19/2028(c) (f)		266	265,640
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class B 1.741% (LIBOR 3 Month + 1.60%), 07/16/2035(c) (f)		250	250,133
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.242% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (f)		250	250,133
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.305% (LIBOR 3 Month + 1.18%), 11/18/2031(c) (f)		320	320,064
Pikes Peak CLO 8 Series 2021-8A, Class B 1.902% (LIBOR 3 Month + 1.75%), 07/20/2034(c) (f)		250	250,261

	Principal Amount (000)		U.S. $ Value

TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.364% (LIBOR 3 Month + 1.23%), 01/20/2032(c) (f)	U.S.$	250	$250,015

Total Collateralized Loan Obligations (cost $2,085,622)			2,086,595

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.084% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (f)		200	199,999
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.084% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (f)		375	367,472
BHMS Series 2018-ATLS, Class A 1.334% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (f)		158	158,466
BX Trust Series 2018-EXCL, Class A 1.172% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (f)		149	147,988
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.117% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (f)		166	165,828
Invitation Homes Trust Series 2018-SFR4, Class A 1.184% (LIBOR 1 Month + 1.10%), 01/17/2038(c) (f)		209	209,181
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.034% (LIBOR 1 Month + 1.95%), 11/15/2026(f) (i)		80	73,508
Starwood Retail Property Trust Series 2014-STAR, Class A 1.554% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (f)		176	107,200

			1,429,642

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		276	275,605
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.31%, 05/15/2045(c)		119	88,501

	Principal Amount (000)		U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)	U.S.$	139	$140,285

			504,391

Total Commercial Mortgage-Backed Securities (cost $2,046,178)			1,934,033

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 3.875%, 04/25/2027		200	207,350

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau 0.00%, 06/15/2029(c)	EUR	115	134,474

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(c)		180	230,826

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032(b)	U.S.$	280	314,965

Panama – 0.1%
Panama Government International Bond 6.70%, 01/26/2036		165	219,533

Total Governments - Sovereign Bonds (cost $1,136,699)			1,107,148

EMERGING MARKETS - SOVEREIGNS – 0.4%
Bahrain – 0.1%
Bahrain Government International Bond 5.25%, 01/25/2033(c)		200	189,750

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(b) (c)		200	182,500

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	100	120,671

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(c)	U.S.$	200	207,412

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(c)		200	207,975

Total Emerging Markets - Sovereigns (cost $919,173)			908,308

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.3%
Australia – 0.3%
Australia Government Bond Series 30CI 2.50%, 09/20/2030(c) (cost $867,310)	AUD	732	$839,612

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Canada – 0.2%
Canada Housing Trust No. 1 1.80%, 12/15/2024(c)	CAD	200	162,250
1.95%, 12/15/2025(c)		415	338,075

			500,325

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(c)		220	256,835

Total Governments - Sovereign Agencies (cost $766,949)			757,160

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(c)	U.S.$	200	196,835
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		24	23,337

			220,172

Capital Goods – 0.1%
Embraer Netherlands Finance BV 6.95%, 01/17/2028(c)		200	226,410

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		200	198,100

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		46	49,969

			694,651

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		14	14,398

Total Emerging Markets - Corporate Bonds (cost $706,843)			709,049

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.3%
South Africa – 0.3%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $729,163)	ZAR	11,195	$690,708

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Province of Quebec Canada 2.75%, 09/01/2027	CAD	255	215,502
Province of Ontario Canada 2.60%, 06/02/2027		235	196,406

Total Local Governments - Provincial Bonds (cost $422,038)			411,908

COVERED BONDS – 0.1%
DNB Boligkreditt AS 0.625%, 06/19/2025(c) (cost $344,358)	EUR	282	337,869

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(c) (cost $223,141)		185	215,413

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c)	U.S.$	104	102,977

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c)		49	48,782

Total Asset-Backed Securities (cost $152,286)			151,759

	Shares

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (k) (cost $2,950,020)		2,950,020	2,950,020

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $205,971,231)			245,179,229

	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (k) (cost $213,323)	213,323	$213,323

Total Investments – 100.5% (cost $206,184,554)(l)		245,392,552
Other assets less liabilities – (0.5)%		(1,316,327)

Net Assets – 100.0%		$244,076,225

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	15	December 2021	$2,950,664	$(37,061)
Euro-Schatz Futures	3	December 2021	389,918	(299)
U.S. T-Note 2 Yr (CBT) Futures	17	December 2021	3,740,930	(2,145)
Sold Contracts
10 Yr Australian Bond Futures	4	December 2021	409,110	6,817
10 Yr Canadian Bond Futures	8	December 2021	904,153	16,662
Euro-BOBL Futures	34	December 2021	5,314,069	30,333
U.S. 10 Yr Ultra Futures	5	December 2021	726,250	10,314

				$24,621

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	800	INR	60,310	10/08/2021	$12,315
Barclays Bank PLC	USD	867	INR	63,765	10/08/2021	(8,135)
BNP Paribas SA	NOK	6,740	USD	772	10/13/2021	1,228
BNP Paribas SA	NZD	1,182	USD	829	10/15/2021	13,039
BNP Paribas SA	USD	823	NZD	1,183	10/15/2021	(6,288)
BNP Paribas SA	CAD	1,125	USD	890	11/19/2021	1,627
BNP Paribas SA	CNY	39,297	USD	6,053	12/09/2021	(10,116)
Citibank, NA	MXN	17,316	USD	845	10/28/2021	8,879
Citibank, NA	USD	869	BRL	4,725	11/03/2021	(4,877)
Citibank, NA	USD	1,675	EUR	1,415	11/08/2021	(34,871)
Citibank, NA	AUD	3,372	USD	2,430	11/09/2021	(8,111)
Citibank, NA	JPY	1,064,977	USD	9,728	11/17/2021	155,826
Citibank, NA	USD	881	JPY	97,660	11/17/2021	(3,507)
Goldman Sachs Bank USA	GBP	1,190	USD	1,634	11/10/2021	30,980
Goldman Sachs Bank USA	USD	867	ZAR	13,091	11/24/2021	(3,402)
Goldman Sachs Bank USA	ZAR	10,716	USD	748	11/24/2021	40,849
Goldman Sachs Bank USA	MYR	1,237	USD	297	12/22/2021	3,306
HSBC Bank USA	USD	648	EUR	550	11/08/2021	(11,162)
HSBC Bank USA	JPY	96,316	USD	878	11/17/2021	12,124
HSBC Bank USA	USD	925	JPY	101,526	11/17/2021	(12,513)
HSBC Bank USA	USD	193	CNY	1,258	12/09/2021	865
JPMorgan Chase Bank, NA	KRW	1,184,063	USD	1,007	10/28/2021	7,702
JPMorgan Chase Bank, NA	USD	935	EUR	787	11/08/2021	(22,777)
JPMorgan Chase Bank, NA	CNY	6,322	USD	969	12/09/2021	(6,235)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	4,543	USD	835	10/04/2021	$974
Morgan Stanley Capital Services, Inc.	USD	852	BRL	4,543	10/04/2021	(18,004)
Morgan Stanley Capital Services, Inc.	USD	770	NOK	6,740	10/13/2021	570
Morgan Stanley Capital Services, Inc.	KRW	1,990,173	USD	1,745	10/28/2021	65,404
Morgan Stanley Capital Services, Inc.	EUR	18,986	USD	22,562	11/08/2021	555,452
Morgan Stanley Capital Services, Inc.	COP	1,149,249	USD	299	11/12/2021	(1,788)
Morgan Stanley Capital Services, Inc.	CAD	2,784	USD	2,175	11/19/2021	(22,479)
Standard Chartered Bank	BRL	4,556	USD	873	10/04/2021	36,633
Standard Chartered Bank	USD	838	BRL	4,556	10/04/2021	(977)
Standard Chartered Bank	INR	59,729	USD	796	10/08/2021	(8,078)
Standard Chartered Bank	IDR	12,477,341	USD	875	10/15/2021	5,038
Standard Chartered Bank	USD	875	TWD	24,251	10/21/2021	(2,158)
Standard Chartered Bank	KRW	405,542	USD	352	10/28/2021	9,973
State Street Bank & Trust Co.	THB	7,810	USD	239	10/07/2021	8,349
State Street Bank & Trust Co.	USD	275	CNY	1,775	10/08/2021	(585)
State Street Bank & Trust Co.	SEK	2,534	USD	294	10/13/2021	4,504
State Street Bank & Trust Co.	DKK	559	USD	89	10/13/2021	1,973
State Street Bank & Trust Co.	USD	19	NOK	169	10/13/2021	(29)
State Street Bank & Trust Co.	USD	304	SEK	2,629	10/13/2021	(4,051)
State Street Bank & Trust Co.	NZD	49	USD	34	10/15/2021	252
State Street Bank & Trust Co.	USD	28	NZD	40	10/15/2021	(734)
State Street Bank & Trust Co.	CHF	775	USD	859	10/28/2021	26,802
State Street Bank & Trust Co.	MXN	302	USD	15	10/28/2021	161
State Street Bank & Trust Co.	USD	151	CHF	136	10/28/2021	(4,734)
State Street Bank & Trust Co.	EUR	2,740	USD	3,242	11/08/2021	66,323
State Street Bank & Trust Co.	EUR	3	USD	3	11/08/2021	(5)
State Street Bank & Trust Co.	USD	1,762	EUR	1,493	11/08/2021	(31,136)
State Street Bank & Trust Co.	AUD	764	USD	557	11/09/2021	4,355
State Street Bank & Trust Co.	AUD	77	USD	56	11/09/2021	(127)
State Street Bank & Trust Co.	USD	100	AUD	137	11/09/2021	(506)
State Street Bank & Trust Co.	HKD	260	USD	33	11/10/2021	(24)
State Street Bank & Trust Co.	GBP	9	USD	12	11/10/2021	220
State Street Bank & Trust Co.	USD	143	GBP	104	11/10/2021	(2,484)
State Street Bank & Trust Co.	USD	62	SGD	84	11/10/2021	145
State Street Bank & Trust Co.	USD	19	SGD	26	11/10/2021	(58)
State Street Bank & Trust Co.	JPY	6,354	USD	58	11/17/2021	892
State Street Bank & Trust Co.	USD	499	JPY	4,357	11/17/2021	119
State Street Bank & Trust Co.	USD	13	CAD	17	11/19/2021	139
State Street Bank & Trust Co.	CNY	2,032	USD	314	12/09/2021	167

						$847,234

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	3,780	05/22/2024	3 Month CDOR	1.980%	Semi-Annual	$82,776	$1	$82,775
EUR	540	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	64,171	—	64,171
EUR	540	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(88,375)	—	(88,375)
EUR	550	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	81,889	6,430	75,459
EUR	550	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(92,054)	—	(92,054)

						$48,407	$6,431	$41,976

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	8	$(2,272)	$(899)	$(1,373)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,557)	(496)	(2,061)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	52	(14,768)	(5,703)	(9,065)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(15,052)	(5,815)	(9,237)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	4	$(1,136)	$(344)	$(792)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(758)	(1,514)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(700)	(1,572)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	58	(16,472)	(9,093)	(7,379)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(15,052)	(5,416)	(9,636)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	75	(21,300)	(11,058)	(10,242)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	82	(23,288)	(13,040)	(10,248)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	78	(22,152)	(10,182)	(11,970)

						$(138,593)	$(63,504)	$(75,089)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,210	05/17/2032	2.532%	CPI#	Maturity	$1,115	$—	$1,115

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $36,290,309 or 14.9% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2021.

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Fair valued by the Adviser.
(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of September 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.336%, 11/25/2024	11/06/2015	$9,904	$9,611	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.034%, 11/15/2026	11/16/2015	79,789	73,508	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	14,000	14,398	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.336%, 11/25/2025	09/28/2015	50,223	48,245	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.586%, 11/25/2025	09/28/2015	12,852	12,745	0.01%

(j)	Inverse interest only security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,327,246 and gross unrealized depreciation of investments was $(4,279,391), resulting in net unrealized appreciation of $40,047,855.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$20,942,831	$168,662	$—	$21,111,493
Consumer Discretionary	10,220,802	417,765	—	10,638,567
Communication Services	10,240,606	87,148	—	10,327,754
Health Care	10,011,690	192,919	—	10,204,609
Real Estate	6,850,053	2,024,222	—	8,874,275
Financials	7,949,717	389,260	—	8,338,977
Industrials	6,688,343	328,868	—	7,017,211
Energy	2,777,530	3,091,659	—	5,869,189
Consumer Staples	4,180,454	50,617	—	4,231,071
Materials	2,074,533	2,035,662	—	4,110,195
Utilities	1,852,023	170,697	—	2,022,720
Consumer Services	86,929	—	—	86,929
Transportation	—	62,466	—	62,466
Capital Goods	19,995	28,436	—	48,431
Consumer Durables & Apparel	45,920	—	—	45,920
Telecommunication Services	—	36,533	—	36,533
Software & Services	27,435	—	—	27,435
Investment Companies	63,434,587	—	—	63,434,587
Governments - Treasuries	—	42,086,674	—	42,086,674
Corporates - Investment Grade	—	17,855,073	—	17,855,073
Corporates - Non-Investment Grade	—	5,347,154	—	5,347,154
Collateralized Mortgage Obligations	—	3,474,844	—	3,474,844
Mortgage Pass-Throughs	—	3,440,922	—	3,440,922
Quasi-Sovereigns	—	3,386,618	—	3,386,618
Collateralized Loan Obligations	—	2,086,595	—	2,086,595
Commercial Mortgage-Backed Securities	—	1,934,033	—	1,934,033
Governments - Sovereign Bonds	—	1,107,148	—	1,107,148
Emerging Markets - Sovereigns	—	908,308	—	908,308
Inflation-Linked Securities	—	839,612	—	839,612
Governments - Sovereign Agencies	—	757,160	—	757,160

Emerging Markets - Corporate Bonds	—	709,049	—	709,049
Emerging Markets - Treasuries	—	690,708	—	690,708
Local Governments - Provincial Bonds	—	411,908	—	411,908
Covered Bonds	—	337,869	—	337,869
Local Governments - Regional Bonds	—	215,413	—	215,413
Asset-Backed Securities	—	151,759	—	151,759
Short-Term Investments	2,950,020	—	—	2,950,020
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	213,323	—	—	213,323

Total Investments in Securities	150,566,791	94,825,761	—	245,392,552
Other Financial Instruments(a):
Assets:
Futures	64,126	—	—	64,126
Forward Currency Exchange Contracts	—	1,077,185	—	1,077,185
Centrally Cleared Interest Rate Swaps	—	228,836	—	228,836
Inflation (CPI) Swaps	—	1,115	—	1,115
Liabilities:
Futures	(39,505)	—	—	(39,505)
Forward Currency Exchange Contracts	—	(229,951)	—	(229,951)
Centrally Cleared Interest Rate Swaps	—	(180,429)	—	(180,429)
Credit Default Swaps	—	(138,593)	—	(138,593)

Total	$150,591,412	$95,583,924	$—	$246,175,336

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

							Distributions
Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$3,073	$0	$240	$53	$198	$3,084	$0	**	$0
AB Trust - AB Discovery Value Fund	3,151	126	841	45	749	3,230	0	**	0
Bernstein Fund, Inc. International Small Cap Portfolio	8,410	128	1,399	43	918	8,100	0	**	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	42,917	926	5,276	367	3,005	41,939	0	**	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	3,105	83	504	78	424	3,186	0	**	0
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio	3,965	164	348	41	74	3,896	0	**	0
Government Money Market Portfolio	1,673	41,752	40,475	0	0	2,950	0	**	0
Government Money Market Portfolio*	0	2,652	2,439	0	0	213	0	**	0
Total	$66,294	$45,831	$51,522	$627	$5,368	$66,598	$0	**	$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.